BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation
Disclosure of reconciliation of changes in equity before and after corporate reorganization

Below we present the reconciliation of the Company’s equity as of December 31, 2021 considering the predecessor method:

	Cosan Limited Balance as of February 28, 2021	Predecessor Adjustments(i)	Cosan S.A. Balance Subsequent to the Corporate Reorganization
Share capital	5,328	6,360,525	6,365,853
Treasury shares	—	(583,941)	(583,941)
Additional paid-in capital	2,006,653	(4,984,931)	(2,978,278)
Accumulated other comprehensive loss	(1,978,092)	1,381,798	(596,294)
Retained earnings	5,139,685	1,935,735	7,075,420
Equity attributable to owners of the Company	5,173,574	4,109,186	9,282,760
Equity attributable to non-controlling interest	15,638,932	(4,109,186)	11,529,746
Total shareholders’ equity	20,812,506	—	20,812,506
(i)	The predecessor adjustments amount to the difference between the Cosan Limited balance as of February 28, 2021 and the Cosan S.A. balance subsequent to the Corporate Reorganization.